UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 450
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Analyst
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    November 13, 2009
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  63
                                                 --------------------
Form 13F Information Table Value Total:               $126,836
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 9.30.09

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None

FAX: ABERDEEN- ASIA	COM	003009107	844	136370	SH	Sole	None	0	0	136370
AEGON 3mo+87.50 bps	PRF	007924509	907	61400	SH	Sole	None	0	0	61400
ALLIANZ SE DEBT 8.375%	PRF	018805200	429	17900	SH	Sole	None	0	0	17900
APPLE INC.		COM	037833100	9999	53945	SH	Sole	None	0	0	53945
BANK OF AMERICA		COM	060505104	1325	78285	SH	Sole	None	0	0	78285
BERKSHIRE HATHAWAY	COM	084670207	272	82	SH	Sole	None	0	0	82
CBS DEBT 7.25% C06	PRF	124857301	740	33150	SH	Sole	None	0	0	33150
CHEVRON CORP		COM	166764100	7531	106929	SH	Sole	None	0	0	106929
CITIGROUP TRUST 6.10%	PRF	173064205	1869	107450	SH	Sole	None	0	0	107450
COCA COLA		COM	191216100	4565	85016	SH	Sole	None	0	0	85016
WALT DISNEY CO		COM	254687106	2184	79521	SH	Sole	None	0	0	79521
FIRST SOLAR		COM	336433107	2792	18265	SH	Sole	None	0	0	18265
FLUOR CORP		COM	343412102	2592	50983	SH	Sole	None	0	0	50983
GENERAL ELECTRIC	COM	369604103	342	20800	SH	Sole	None	0	0	20800
GILEAD SCIENCES, INC	COM	375558103	2461	52934	SH	Sole	None	0	0	52934
INTEL CORPORATION	COM	458140100	294	15046	SH	Sole	None	0	0	15046
IBM			COM	459200101	3781	31615	SH	Sole	None	0	0	31615
EWA: AUSTRALIA INDEX	COM	464286103	2808	124227	SH	Sole	None	0	0	124227
EWS: SINGAPORE INDEX	COM	464286673	2596	241445	SH	Sole	None	0	0	241445
FXI: CHINA INDEX	COM	464287184	2197	53685	SH	Sole	None	0	0	53685
JOHNSON & JOHNSON	COM	478160104	4364	71666	SH	Sole	None	0	0	71666
McDONALDS		COM	580135101	3422	59960	SH	Sole	None	0	0	59960
MERRILL LYNCH TRUST	PRF	590199204	3991	214250	SH	Sole	None	0	0	214250
PEPSICO INC.		COM	713448108	205	3500	SH	Sole	None	0	0	3500
PROCTER & GAMBLE CO	COM	742718109	238	4102	SH	Sole	None	0	0	4102
ROYAL BK SCOT 7.25% C12	PRF	780097713	210	18000	SH	Sole	None	0	0	18000
ROYAL BK SCOT 6.75% C11	PRF	780097754	129	12000	SH	Sole	None	0	0	12000
ROYAL BK SCOT 7.25% C04	PRF	780097879	141	11700	SH	Sole	None	0	0	11700
GLD: GOLD INDEX		COM	863307104	3660	37030	SH	Sole	None	0	0	37030
SUNPOWER CORP		COM	867652109	207	6925	SH	Sole	None	0	0	6925
TEVA PHARMACEUTICAL	COM	881624209	3702	73220	SH	Sole	None	0	0	73220
COMPANHIA VALE DO RIO	COM	91912E105	497	21500	SH	Sole	None	0	0	21500
TARGET CORP		COM	87612E106	2530	54200	SH	Sole	None	0	0	54200
BANK OF AMERICA TRUST	PRF	05518E202	323	15200	SH	Sole	None	0	0	15200
A T & T			COM	00206R102	2373	87870	SH	Sole	None	0	0	87870
BANK OF AMERICA TRUST	PRF	05633T209	236	11200	SH	Sole	None	0	0	11200
CISCO SYSTEMS		COM	17275R102	2632	111825	SH	Sole	None	0	0	111825
TAN: SOLAR ENERGY INDEX	COM	18383M621	235	23810	SH	Sole	None	0	0	23810
COSTCO WHOLESALE	COM	22160K105	3414	60545	SH	Sole	None	0	0	60545
DEVON ENERGY		COM	25179M103	3934	58429	SH	Sole	None	0	0	58429
DIAGEO			COM	25243Q205	1415	23005	SH	Sole	None	0	0	23005
EXXON MOBIL		COM	30231G102	6588	96024	SH	Sole	None	0	0	96024
FREEPORT MCMORAN	COM	35671D782	1254	18275	SH	Sole	None	0	0	18275
GOOGLE INC		COM	38259P508       6333	12771	SH	Sole	None	0	0	12771
EWZ: BRAZIL INDEX	COM	464286400	2970	43915	SH	Sole	None	0	0	43915
MBNA CAP TRUST 8.1% C07	PRF	55270B201	219	9500	SH	Sole	None	0	0	9500
MERRILL LYNCH TRUST	PRF	59024T203	262	14100	SH	Sole	None	0	0	14100
MERRILL LYNCH TRUST	PRF	59025D207	240	11400	SH	Sole	None	0	0	11400
METLIFE 3mo+100bps C10	PRF	59156R504	1100	55300	SH	Sole	None	0	0	55300
MONSANTO CO		COM	61166W101	2962	38271	SH	Sole	None	0	0	38271
MORGAN STANLEY TRUST	PRF	61750K208	1709	77638	SH	Sole	None	0	0	77638
NAT'L CITY (PNC) 6.625%	PRF	63540T200	2226	103350	SH	Sole	None	0	0	103350
SUNTECH POWER HOLDINGS	COM	86800C104	1339	88090	SH	Sole	None	0	0	88090
UBS 1mo+70bps C08	PRF	90263W201	335	24200	SH	Sole	None	0	0	24200
VALERO ENERGY CORP	COM	91913Y100	391	20190	SH	Sole	None	0	0	20190
VERIZON COMMUNICATIONS	COM	92343V104	276	9132	SH	Sole	None	0	0	9132
VIACOM INC DEBT 6.85%	PRF	92553P300	362	15500	SH	Sole	None	0	0	15500
WELLS FARGO TRUST 6.375	PRF	92978X201	1977	91450	SH	Sole	None	0	0	91450
WELLS FARGO TRUST 7.0%	PRF	94976Y207	388	15325	SH	Sole	None	0	0	15325
WELLS FARGO TRUST 7.875	PRF	94985V202	351	13800	SH	Sole	None	0	0	13800
XTO ENERGY INC		COM	98385X106	3547	85842	SH	Sole	None	0	0	85842
MARVELL TECH GROUP	COM	G5876H105	2131	131638	SH	Sole	None	0	0	131638
GENCO SHIPPING & TRADIN	COM	Y2685T107	1488	71590	SH	Sole	None	0	0	71590

